SEGMENT REPORTING	6 Months Ended
Sep. 30, 2024
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 12 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has three operating segments by service type as defined by ASC 280, including Auto Insurance Aftermarket Value-added Services, Other Scenario-based Customized Services and Software Development and Information Technology Services.

As of September 30, 2024 and March 31, 2024, the main operations of the Company are located in the PRC. Substantially all of the Company’s assets are located in China and all revenue was derived from customers located in China. The following tables present summary information by segment for six months ended September 30, 2024 and 2023, respectively:

	For the six months ended September 30,
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
	(Unaudited)	(Unaudited)	(Unaudited)

Revenues	$28,210,396	$5,579,468	$304,504	$34,094,368
Cost of revenues	25,415,097	4,841,962	236,795	30,493,854
Gross profit	2,795,299	737,506	67,709	3,600,514
Operating expenses	1,029,577	203,631	11,113	1,244,321
Income from operations	1,765,722	533,875	56,596	2,356,193
Income tax provision	359,682	71,138	3,881	434,701
Net income	1,594,602	315,381	17,212	1,927,195
Depreciation	10,496	2,076	113	12,685
Capital expenditure	1,220	241	13	1,474
Total assets	$26,243,951	$5,190,543	$283,278	$31,717,772

	For the six months ended September 30,
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
	(Unaudited)	(Unaudited)	(Unaudited)

Revenues	$21,410,507	$4,253,639	$833,675	$26,497,821
Cost of revenues	18,680,552	3,711,277	727,377	23,119,206
Gross profit	2,729,955	542,362	106,298	3,378,615
Operating expenses	453,245	90,046	17,648	560,939
Income from operations	2,276,710	452,316	88,650	2,817,676
Income tax provision	392,521	77,982	15,284	485,787
Net income	1,997,205	396,786	77,766	2,471,757
Depreciation	11,333	2,252	441	14,026
Capital expenditure	543	—	—	543
Total assets	$21,023,743	$4,176,800	$818,615	$26,019,158